Document and Entity Information Document	Oct. 26, 2026
Document Information [Line Items]
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Address, Address Line One	13320 Ballantyne Corporate Place, Suite D
Entity File Number	001-34362
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	COLUMBUS MCKINNON CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0547600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	716
Local Phone Number	689-5400
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Entity Central Index Key	0001005229
Amendment Flag	false